Equity - Capital Surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Capital surplus - Issuance of ordinary shares	$ 649,440	$ 599,077
Capital surplus - Share-based compensation, net	82,479	70,835
Capital surplus - Changes in percentage of ownership in associates	2,541	0
Accumulated deficits	(548,732)	(425,978)
Exchange Difference on Translation	(9,217)	4,729
Reserves	$ 176,511	$ 248,663